Inventories and Pre-publication Costs - Summary of Inventories and Pre-Publication Costs (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Information About Inventories Explanatory [Abstract]
Raw materials	£ 2	£ 2
Pre-publication costs	218	204
Finished goods	33	34
Total	£ 253	£ 240